Group Entities	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Note 26 - Group Entities

Note 26 – Group Main Entities

		Ownership interest in its subsidiary and investee companies for the year ended December 31
Name of company	Principal location of the company’s activity	2018	2017
ICL Israel Ltd.	Israel	100.00%	100.00%
Dead Sea Works Ltd.	Israel	100.00%	100.00%
Dead Sea Bromine Company Ltd.	Israel	100.00%	100.00%
Rotem Amfert Negev Ltd.	Israel	100.00%	100.00%
Mifalei Tovala Ltd.	Israel	100.00%	100.00%
Dead Sea Magnesium Ltd.	Israel	100.00%	100.00%
Ashli Chemicals (Holland) B.V.	Israel	100.00%	100.00%
Bromine Compounds Ltd.	Israel	100.00%	100.00%
Tetrabrom Technologies Ltd.*	Israel	0.00%	100.00%
Fertilizers and Chemicals Ltd.	Israel	100.00%	100.00%
Iberpotash S.A.	Spain	100.00%	100.00%
Fuentes Fertilizantes S.L.	Spain	100.00%	100.00%
ICL Europe Coöperatief U.A.	The Netherlands	100.00%	100.00%
ICL-IP Europe B.V.	The Netherlands	100.00%	100.00%
ICL IP Terneuzen B.V.	The Netherlands	100.00%	100.00%
ICL Fertilizers Europe C.V.	The Netherlands	100.00%	100.00%
ICL Finance B.V.	The Netherlands	100.00%	100.00%
Everris International B.V.	The Netherlands	100.00%	100.00%
ICL Puriphos B.V.	The Netherlands	100.00%	100.00%
ICL-IP America Inc.	United States of America	100.00%	100.00%
ICL Specialty Products Inc.	United States of America	100.00%	100.00%
Everris N.A. Inc.	United States of America	100.00%	100.00%
Phosphorus Derivatives Inc.**	United States of America	0.00%	100.00%
BK Giulini GmbH	Germany	100.00%	100.00%
ICL Holding Germany GmbH	Germany	100.00%	100.00%
ICL I.P. Bitterfeld GmbH	Germany	100.00%	100.00%
Rovita GmbH	Germany	100.00%	100.00%
Prolactal GmbH	Austria	100.00%	100.00%
Cleveland Potash Ltd.	United Kingdom	100.00%	100.00%
ICL Brasil, Ltda.	Brazil	100.00%	100.00%
ICL (Shanghai) Investment Co. Ltd.	China	100.00%	100.00%
Yunnan Phosphate Haikou Co. Ltd.	China	50.00%	50.00%
Sinobrom Compounds Co. Ltd., China	China	75.00%	75.00%
ICL Asia Ltd.	Hong Kong	100.00%	100.00%
ICL Trading (HK) Ltd.	Hong Kong	100.00%	100.00%
Allana Potash Afar PLC***	Ethiopia	100.00%	100.00%

*The company was merged into "Bromine Compounds Ltd.".

**Company sold.

***Company in liquidation proceedings.